Business Combinations - 2018 Urban Forest Products LLC, Clarion Packaging LLC and Falcon Packaging LLC (Details) $ in Millions		12 Months Ended
	Dec. 06, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 06, 2018 CAD ($)
Falcon Packaging LLC [Domain]
Disclosure of detailed information about business combination
Proportion of ownership interest in subsidiary	75.00%
Urban Forest Products LLC, Clarion Packaging LLC and Falcon Packaging LLC [Member]
Disclosure of detailed information about business combination
Total consideration including non-cash debt assumed			$ 58,000,000
Cash paid	$ 38		51,000,000
Liabilities incurred			6,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable			10,000,000
Inventories			8,000,000
Property, plant and equipment			48,000,000
Client list			10,000,000
Total assets			76,000,000
Bank loan			(2,000,000)
Trade and other payables			(9,000,000)
Long-term debt			(4,000,000)
Deferred income tax liabilities			(1,000,000)
Net assets acquired			60,000,000
Non-controlling interests			(5,000,000)
Gain on business combination (net of income taxes of $1 million)			(3,000,000)
Net assets acquired, less portion attributable to non-controlling interest			52,000,000
Total non-cash consideration
Cash paid	$ 38		51,000,000
Non-cash provision for working capital adjustment			1,000,000
Total non-cash consideration			52,000,000
Revenue of acquiree since acquisition date		$ 11,000,000
Profit (loss) of acquiree since acquisition date		3,000,000
Revenue of acquiree as if combination occurred at beginning of period		4,773,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 59,000,000
Urban Forest Products LLC, Clarion Packaging LLC and Falcon Packaging LLC [Member] | At fair value
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable			$ 10,000,000